Asset Under Development (Tables)	9 Months Ended
Sep. 30, 2019
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	September 30, 2019
Opening asset under development balance	20,000
Transfer from other non-current assets (note 13)	31,048
Additions	228,509
Interest costs capitalized	4,787
Closing asset under development balance	284,344

Contractual Obligation, Fiscal Year Maturity	As at September 30, 2019, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

Period ending December 31,
(in thousands of $)	September 30, 2019
2019 (1)	206,076
2020	365,224
2021	215,782
2022	218,357
2023	136,761
1,142,200

(1) For the three months ending December 31, 2019